Income Taxes - Schedule of Reconciliation Between Tax Expenses and Accounting Profit at Applicable Tax Rates (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)
Schedule of Reconciliation Between Tax Expenses and Accounting Profit at Applicable Tax Rates [Abstract]
Profit before income taxes	RM 11,990,753	$ 2,956,301	RM 6,345,785	RM 5,110,267
Notional tax on profit before taxation, calculated at the rates applicable to the respective tax jurisdictions	2,877,781	709,512	1,522,988	1,226,464
Effect of tax rates in foreign jurisdictions	1,015,615	250,398	1,064,667	135,602
Non-deductible expenses	45,508	11,220	20,016	8,777
Tax effect on capital allowance				(14,961)
Under provision for taxes	1,468,846	362,142	225,946
Tax expenses for the year	RM 5,407,750	$ 1,333,272	RM 2,833,617	RM 1,355,882